Segment reporting - Schedule of operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 622,852	$ 492,377
Profit (loss) before income tax	35,629	683,984
Non-current assets	7,684,474		$ 3,434,227
Current assets	714,900		470,819
TOTAL ASSETS	8,399,374		3,905,046
Equity	2,552,842	1,226,680	1,192,324	$ 2,357,373
Non-current liabilities	5,066,949		2,320,066
Current liabilities	779,583		392,656
TOTAL EQUITY and LIABILITIES	8,399,374		3,905,046
Operating segments | Marine
Disclosure of operating segments [line items]
Revenue	622,852	492,377
Profit (loss) before income tax	38,723	684,474
Non-current assets	7,659,483		3,431,322
Current assets	1,582,715		1,018,427
TOTAL ASSETS	9,242,198		4,449,749
Equity	2,516,532		1,155,901
Non-current liabilities	5,077,278		2,330,800
Current liabilities	1,648,388		963,048
TOTAL EQUITY and LIABILITIES	9,242,198		4,449,749
Operating segments | Euronav
Disclosure of operating segments [line items]
Revenue	263,184	425,189
Profit (loss) before income tax	112,706	671,532
Non-current assets	1,680,080		1,696,034
Current assets	629,106		393,114
TOTAL ASSETS	2,309,186		2,089,148
Equity	(561,693)		504,775
Non-current liabilities	2,532,871		1,279,669
Current liabilities	338,008		304,704
TOTAL EQUITY and LIABILITIES	2,309,186		2,089,148
Operating segments | Bocimar
Disclosure of operating segments [line items]
Revenue	292,397	29,881
Profit (loss) before income tax	(49,585)	4,154
Non-current assets	5,114,736		920,892
Current assets	192,017		31,856
TOTAL ASSETS	5,306,753		952,748
Equity	2,452,587		5,162
Non-current liabilities	2,020,903		552,805
Current liabilities	833,263		394,781
TOTAL EQUITY and LIABILITIES	5,306,753		952,748
Operating segments | Delphis
Disclosure of operating segments [line items]
Revenue	21,571	9,011
Profit (loss) before income tax	5,064	17,236
Non-current assets	226,061		232,521
Current assets	9,381		7,403
TOTAL ASSETS	235,442		239,924
Equity	56,670		53,150
Non-current liabilities	142,072		144,051
Current liabilities	36,700		42,723
TOTAL EQUITY and LIABILITIES	235,442		239,924
Operating segments | Bochem
Disclosure of operating segments [line items]
Revenue	23,357	10,683
Profit (loss) before income tax	1,600	2,142
Non-current assets	308,945		270,476
Current assets	4,998		5,455
TOTAL ASSETS	313,943		275,931
Equity	6,308		4,711
Non-current liabilities	178,849		175,017
Current liabilities	128,786		96,203
TOTAL EQUITY and LIABILITIES	313,943		275,931
Operating segments | Windcat
Disclosure of operating segments [line items]
Revenue	21,461	17,060
Profit (loss) before income tax	(29,560)	(618)
Non-current assets	283,929		249,788
Current assets	49,207		40,383
TOTAL ASSETS	333,136		290,171
Equity	26,035		30,355
Non-current liabilities	183,556		160,266
Current liabilities	123,545		99,550
TOTAL EQUITY and LIABILITIES	333,136		290,171
Operating segments | Port Vessels
Disclosure of operating segments [line items]
Revenue	882	553
Profit (loss) before income tax	(1,502)	(9,972)
Non-current assets	45,732		61,611
Current assets	698,006		540,216
TOTAL ASSETS	743,738		601,827
Equity	536,625		557,748
Non-current liabilities	19,027		18,992
Current liabilities	188,086		25,087
TOTAL EQUITY and LIABILITIES	743,738		601,827
Operating segments | H2 Infra
Disclosure of operating segments [line items]
Revenue	0	0
Profit (loss) before income tax	(6,896)	(1,987)
Non-current assets	18,389		17,572
Current assets	2,683		1,444
TOTAL ASSETS	21,072		19,016
Equity	12,932		17,320
Non-current liabilities	165		159
Current liabilities	7,975		1,537
TOTAL EQUITY and LIABILITIES	21,072		19,016
Operating segments | H2 Industry
Disclosure of operating segments [line items]
Revenue	0	0
Profit (loss) before income tax	1,410	1,497
Non-current assets	8,602		6,132
Current assets	19,683		18,711
TOTAL ASSETS	28,285		24,843
Equity	23,378		19,103
Non-current liabilities	798		786
Current liabilities	4,109		4,954
TOTAL EQUITY and LIABILITIES	28,285		24,843
Less: Eliminations
Disclosure of operating segments [line items]
Revenue	0	0
Profit (loss) before income tax	2,392	$ 0
Non-current assets	(2,000)		(20,799)
Current assets	(890,181)		(567,763)
TOTAL ASSETS	(892,181)		(588,562)
Equity	0		0
Non-current liabilities	(11,292)		(11,679)
Current liabilities	(880,889)		(576,883)
TOTAL EQUITY and LIABILITIES	$ (892,181)		$ (588,562)